Income taxes - Summary the Schedules of Deferred Tax Assets and Liabilities by Major Because of their Occurrence (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2026		Mar. 31, 2025
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized in profit or loss		¥ 61,544
Deferred Tax Assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)		1,853,608		¥ 1,404,936
Recognized in profit or loss		(12,331)		169,339
Recognized in other comprehensive income		(6,169)		289,805
Changes accompanying business combination		1,370		1,150
Recognized directly in equity		8,101		3,125
Other	[1]	22,812		(14,747)
Impact from loss of control of the Financial Services business	[2]	(736,763)
Deferred tax liability (asset)		1,130,628		1,853,608
Deferred Tax Assets [Member] | Unused tax losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)		81,391		77,541
Recognized in profit or loss		(11,007)		2,270
Recognized in other comprehensive income				(2)
Changes accompanying business combination				567
Other	[1]	3,410		1,015
Impact from loss of control of the Financial Services business	[2]	47
Deferred tax liability (asset)		73,747		81,391
Deferred Tax Assets [Member] | Defined Benefit Liabilities [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)		62,973		75,547
Recognized in profit or loss		11,676		(475)
Recognized in other comprehensive income		(13,014)		(4,550)
Other	[1]	492		(7,549)
Impact from loss of control of the Financial Services business	[2]	11,032
Deferred tax liability (asset)		51,095		62,973
Deferred Tax Assets [Member] | Amortization Including Content Assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)		28,072		19,619
Recognized in profit or loss		8,168		8,903
Changes accompanying business combination		10
Recognized directly in equity		7,389
Other	[1]	(8,358)		(450)
Deferred tax liability (asset)		35,281		28,072
Deferred Tax Assets [Member] | Lease liabilities [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)		135,274		135,730
Recognized in profit or loss		26,059		10,457
Other	[1]	5,428		(10,913)
Impact from loss of control of the Financial Services business	[2]	(16,510)
Deferred tax liability (asset)		150,251		135,274
Deferred Tax Assets [Member] | Warranty Reserves And Accrued Expenses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)		174,772		167,402
Recognized in profit or loss		25,869		11,737
Changes accompanying business combination		299		3
Other	[1]	8,530		(4,370)
Impact from loss of control of the Financial Services business	[2]	(9,850)
Deferred tax liability (asset)		199,620		174,772
Deferred Tax Assets [Member] | Inventories [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)		46,477		48,807
Recognized in profit or loss		(2,914)		(3,504)
Changes accompanying business combination		12
Other	[1]	1,183		1,174
Deferred tax liability (asset)		44,758		46,477
Deferred Tax Assets [Member] | Depreciation [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)		38,894		41,603
Recognized in profit or loss		21,218		(477)
Other	[1]	1,046		(2,232)
Impact from loss of control of the Financial Services business	[2]	(1,961)
Deferred tax liability (asset)		59,197		38,894
Deferred Tax Assets [Member] | Tax Credit Carryforwards [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)		61,597		57,646
Recognized in profit or loss		(19,815)		4,219
Changes accompanying business combination				57
Other	[1]	2,452		(325)
Deferred tax liability (asset)		44,234		61,597
Deferred Tax Assets [Member] | Allowance for credit losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)		12,003		10,741
Recognized in profit or loss		401		152
Changes accompanying business combination		124
Other	[1]	915		1,110
Impact from loss of control of the Financial Services business	[2]	(426)
Deferred tax liability (asset)		13,017		12,003
Deferred Tax Assets [Member] | Impairment Of Investments [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)		54,208		7,780
Recognized in profit or loss		(37,490)		51,863
Other	[1]	(6,166)		(5,435)
Impact from loss of control of the Financial Services business	[2]	(546)
Deferred tax liability (asset)		10,006		54,208
Deferred Tax Assets [Member] | Deferred Revenue [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)		72,600		48,454
Recognized in profit or loss		(12,705)		24,147
Changes accompanying business combination		(25)
Other	[1]	4,631		(1)
Deferred tax liability (asset)		64,501		72,600
Deferred Tax Assets [Member] | Other temporary differences [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	[3]	395,274		236,976
Recognized in profit or loss		(28,048)		38,527	[3]
Recognized in other comprehensive income		331		656	[3]
Changes accompanying business combination		950		523	[3]
Recognized directly in equity		712		3,125	[3]
Other	[1]	(5,915)		115,467	[3]
Impact from loss of control of the Financial Services business	[2]	(118,100)
Deferred tax liability (asset)		245,204		395,274	[3]
Deferred Tax Assets [Member] | Equity Securities Measured At FVPL [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)		12,866		19,240
Recognized in profit or loss				(9,781)
Recognized in other comprehensive income		6,514		4,076
Other	[1]	8,650		(669)
Impact from loss of control of the Financial Services business	[2]	(2,028)
Deferred tax liability (asset)		26,002		12,866
Deferred Tax Assets [Member] | Debt Securities Measured At FVOCI [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)		576,263		382,527
Recognized in profit or loss				4,309
Recognized in other comprehensive income				289,625
Other	[1]			(100,198)
Impact from loss of control of the Financial Services business	[2]	(576,263)
Deferred tax liability (asset)				576,263
Deferred Tax Assets [Member] | Research and development expenditures [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	[3]	100,944		75,323
Recognized in profit or loss		6,257		26,992	[3]
Other	[1]	6,514		(1,371)	[3]
Deferred tax liability (asset)		113,715		100,944	[3]
Deferred Tax Liabilities [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)		(1,469,552)		(1,071,810)
Recognized in profit or loss		(28,222)		(190,891)
Recognized in other comprehensive income		1,684		(219,403)
Changes accompanying business combination		(16,513)		(4,702)
Recognized directly in equity				7
Other	[1]	(10,405)		17,247
Impact from loss of control of the Financial Services business	[2]	741,789
Deferred tax liability (asset)		(781,219)		(1,469,552)
Deferred Tax Liabilities [Member] | Insurance Contract Liabilities [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)		(719,837)		(499,709)
Recognized in profit or loss				(67,854)
Recognized in other comprehensive income				(219,798)
Other	[1]			67,524
Impact from loss of control of the Financial Services business	[2]	719,837
Deferred tax liability (asset)				(719,837)
Deferred Tax Liabilities [Member] | Other temporary differences [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	[4]	(166,601)		(51,948)
Recognized in profit or loss		(36,734)		(60,669)	[4]
Recognized in other comprehensive income		1,684		376	[4]
Changes accompanying business combination		(1,577)		2,140	[4]
Recognized directly in equity	[4]			7
Other		21,302	[1]	(56,507)	[4]
Impact from loss of control of the Financial Services business	[2]	5,113
Deferred tax liability (asset)		(176,813)		(166,601)	[4]
Deferred Tax Liabilities [Member] | Right-of-use assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)		(120,530)		(113,240)
Recognized in profit or loss		(18,944)		(8,529)
Other	[1]	(4,016)		1,239
Impact from loss of control of the Financial Services business	[2]	16,839
Deferred tax liability (asset)		(126,651)		(120,530)
Deferred Tax Liabilities [Member] | Equity Securities Measured At FVPL [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)		(100,151)		(52,334)
Recognized in profit or loss		10,141		(48,477)
Other	[1]	(6,446)		660
Deferred tax liability (asset)		(96,456)		(100,151)
Deferred Tax Liabilities [Member] | Intangible Assets Acquired Through Stock Exchange Offerings [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)		(23,949)		(23,949)
Recognized in profit or loss		(608)
Deferred tax liability (asset)		(24,557)		(23,949)
Deferred Tax Liabilities [Member] | Intangible Assets Acquired Through Business Combinations [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	[4]	(182,287)		(193,054)
Recognized in profit or loss		30,412		15,287	[4]
Changes accompanying business combination		(14,936)		(6,842)	[4]
Other		(13,367)	[1]	2,322	[4]
Deferred tax liability (asset)		(180,178)		(182,287)	[4]
Deferred Tax Liabilities [Member] | Undistributed Earnings Of Foreign Subsidiaries And Affiliates [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)		(99,226)		(84,951)
Recognized in profit or loss		(7,161)		(16,303)
Recognized in other comprehensive income				19
Other	[1]	(7,878)		2,009
Deferred tax liability (asset)		(114,265)		(99,226)
Deferred Tax Liabilities [Member] | Investment in M3, Inc. [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)		(56,971)		(52,625)
Recognized in profit or loss		(5,328)		(4,346)
Deferred tax liability (asset)		¥ (62,299)		¥ (56,971)

[1]	“Other” includes exchange differences on translating foreign operations and others.
[2]	This includes the impact of the deconsolidation of the SFGI, which operates Financial Services business, resulting from the execution of the Partial Spin-off of the Financial Services business.
[3]	“Research and development expenditures,” which were included within “Other” in the fiscal year ended March 31, 2025, have increased in materiality and have been reclassified and presented separately, starting from the fiscal year ended March 31, 2026. As a result of this change, “Research and development expenditures,” which were included within “Other” in the fiscal year ended March 31, 2025, have been reclassified.
[4]	“Intangible assets acquired through business combinations,” which were included within “Other” in the fiscal year ended March 31, 2025, have increased in materiality and have been reclassified and presented separately, starting from the fiscal year ended March 31, 2026. As a result of this change, certain reclassifications have been made, the primary ones being as follows: “Intangible assets acquired through business combinations,” which were included within “Other” in the fiscal year ended March 31, 2025, have been reclassified; and “Intangible assets derived from EMI Music Publishing acquisition,” which were presented in the fiscal year ended March 31, 2025, have been reclassified and presented as “Intangible assets acquired through business combinations,” considering the nature of the adjustments.